Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,508,882,105.95
Previously Paid Amount	0.00
Total Fee Amount	537,209.85
Total Offset Amount	0.00
Net Fee	$ 537,209.85